Condensed Consolidated Interim Statements of Stockholders' Equity (Deficiency) (Unaudited) - USD ($)	Total	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Equity Line [Member]	ATM Facility [Member]	Common stock [Member]	Common stock [Member] Previously Reported [Member]	Common stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Common stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Common stock [Member] Equity Line [Member]	Common stock [Member] ATM Facility [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Previously Reported [Member]	Additional paid-in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Additional paid-in capital [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional paid-in capital [Member] Equity Line [Member]	Additional paid-in capital [Member] ATM Facility [Member]	Accumulated other comprehensive income [Member]	Preferred stock [Member]	Preferred stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Preferred stock [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]	Accumulated deficit [Member] TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] Revision of Prior Period, Reclassification, Adjustment [Member]
Beginning Balance at Jun. 30, 2022	$ 11,795,000					$ 1,000	$ 66,000					$ 135,575,000	$ 135,510,000					$ 21,000	$ 12,554,000			$ (136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Issuance of shares - net of issue costs	1,903,000					$ 13,000						1,890,000
Issuance of shares - net of issue costs, shares						262,000
Stock option expense	518,000											518,000
Series A Preferred cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend						$ 2,000						360,000										(362,000)
Series C Preferred stock dividend, shares						43,000
Net loss	(4,596,000)																					(4,596,000)
Ending Balance at Sep. 30, 2022	9,618,000					$ 81,000						138,278,000						21,000	12,554,000			(141,316,000)
Ending Balance, shares at Sep. 30, 2022						1,616,000
Beginning Balance at Jun. 30, 2022	11,795,000					$ 1,000	$ 66,000					135,575,000	135,510,000					21,000	12,554,000			(136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Net loss	(8,050,000)
Loss for the period	(8,050,000)
Ending Balance at Dec. 31, 2022	6,598,000	$ 12,303,941	$ 12,303,941			$ 81,000		$ 8,102	$ 4,529			140,492,000		$ 71,437,087	$ 71,449,521			21,000	10,776,000	$ 16,923	$ 8,062	(144,772,000)	$ (59,158,171)	$ (59,158,171)
Ending Balance, shares at Dec. 31, 2022						1,673,000		8,101,770	45,286,589											16,923,981	80,606,229
Beginning Balance at Jun. 30, 2022	11,795,000					$ 1,000	$ 66,000					135,575,000	135,510,000					21,000	12,554,000			(136,356,000)
Beginning Balance, shares at Jun. 30, 2022						1,311,000	1,311,000
Issuance of shares - net of issue costs	1,903,000					$ 1,000						1,902,000
Issuance of shares - net of issue costs, shares						262,000
Conversion of Series C Preferred stock to common stock												1,909,000							(1,909,000)
Conversion of Series C preferred stock to common stock, shares						45,000
Retroactive application of reverse recapitalization, shares						15,000
Issuance of shares for services, shares						16,000
Issuance of shares for services	110,000											110,000
Stock option expense	1,490,000											1,490,000
Restricted stock unit expense	90,000											90,000
Series A Preferred cash dividend	(8,000)																					(8,000)
Series C Preferred stock dividend												362,000										(362,000)
Series C Preferred stock dividend, shares						43,000
Net loss	(14,649,000)																					(14,649,000)
Loss for the period	(14,649,000)
Ending Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Ending Balance, shares at Jun. 30, 2023						48,000	1,692,000
Beginning Balance at Sep. 30, 2022	9,618,000					$ 81,000						138,278,000						21,000	12,554,000			(141,316,000)
Beginning Balance, shares at Sep. 30, 2022						1,616,000
Conversion of Series C Preferred stock to common stock												1,778,000							(1,778,000)
Conversion of Series C preferred stock to common stock, shares						42,000
Retroactive application of reverse recapitalization, shares						15,000
Stock option expense	436,000											436,000
Series A Preferred cash dividend	(2,000)																					(2,000)
Net loss	(3,454,000)																					(3,454,000)
Ending Balance at Dec. 31, 2022	6,598,000	12,303,941	$ 12,303,941			$ 81,000		$ 8,102	$ 4,529			140,492,000		71,437,087	$ 71,449,521			21,000	10,776,000	$ 16,923	$ 8,062	(144,772,000)	(59,158,171)	$ (59,158,171)
Ending Balance, shares at Dec. 31, 2022						1,673,000		8,101,770	45,286,589											16,923,981	80,606,229
Retroactive application of reverse recapitalization, shares								(37,184,819)												(63,682,248)
Retroactive application of reverse recapitalization								$ 3,573						(12,434)						$ 8,861
Net loss		(29,316,826)																					(29,316,826)
Loss for the period		(29,316,826)
Issuance of preferred shares for stock prepayment		15,000,000						$ 4,066						14,995,934
Issuance of preferred shares for stock prepayment, shares								4,065,909
Shares repurchased		(24,751)												(24,741)						$ (10)
Shares repurchased, shares																				(11,138)
Stock compensation expense		478,890												478,890
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)				$ 10,000		$ 12,168				145,090,000		86,887,170				21,000	10,252,000	$ 16,913		(155,537,000)	(88,474,997)
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679												16,912,843
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Issuance of shares on vesting of restricted stock units, shares						4,000
Conversion of Series C Preferred stock to common stock	37,000											37,000							(37,000)
Conversion of Series C preferred stock to common stock, shares						1,000
Stock option expense	160,000											160,000
Restricted stock unit expense	47,000											47,000
Series A Preferred cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend												173,000										(173,000)
Series C Preferred stock dividend, shares						1,000	49,000
Net loss	(2,962,000)																					(2,962,000)
Loss for the period	(2,962,000)																					(2,962,000)
Ending Balance at Sep. 30, 2023	(2,026,000)					$ 1,000	$ 2,000					141,856,000	141,855,000					21,000	10,608,000			(154,512,000)
Ending Balance, shares at Sep. 30, 2023						49,000	1,746,000
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Net loss	(3,985,000)
Loss for the period	(3,985,000)
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)				$ 10,000		$ 12,168				145,090,000		86,887,170				21,000	10,252,000	$ 16,913		(155,537,000)	(88,474,997)
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679												16,912,843
Beginning Balance at Jun. 30, 2023	731,000					$ 1,000	$ 2,000					141,439,000	141,438,000					21,000	10,645,000			(151,375,000)
Beginning Balance, shares at Jun. 30, 2023						48,000	1,692,000
Issuance of shares - net of issue costs	10,576,000					$ 53,000						10,523,000
Issuance of shares - net of issue costs, shares						53,551,000
Issuance of shares on vesting of restricted stock units, shares						4,000
Conversion of Series C Preferred stock to common stock	393,000											393,000							(393,000)
Conversion of Series C preferred stock to common stock, shares						9,000
Stock option expense	607,000											607,000
Restricted stock unit expense	171,000											171,000
Series A Preferred cash dividend	(8,000)																					(8,000)
Series C Preferred stock dividend												173,000										(173,000)
Series C Preferred stock dividend, shares						49,000
Net loss	(8,320,000)																					(8,320,000)
Loss for the period	(8,320,000)
Ending Balance at Jun. 30, 2024	3,757,000					$ 2,000	$ 55,000					153,358,000	153,305,000					21,000	10,252,000			(159,876,000)
Ending Balance, shares at Jun. 30, 2024						1,579,000	55,305,000
Beginning Balance at Sep. 30, 2023	(2,026,000)					$ 1,000	$ 2,000					141,856,000	141,855,000					21,000	10,608,000			(154,512,000)
Beginning Balance, shares at Sep. 30, 2023						49,000	1,746,000
Issuance of shares				$ 105,000	$ 2,579,000						$ 8,000					$ 105,000	$ 2,571,000
Issuance of shares, shares										400,000	8,013,000
Conversion of Series C Preferred stock to common stock												356,000							(356,000)
Conversion of Series C preferred stock to common stock, shares						8,000
Stock option expense	165,000											165,000
Restricted stock unit expense	38,000											38,000
Series A Preferred cash dividend	(2,000)																					(2,000)
Net loss	(1,023,000)																					(1,023,000)
Ending Balance at Dec. 31, 2023	(164,000)	(1,558,746)				$ 10,000		$ 12,168				145,090,000		86,887,170				21,000	10,252,000	$ 16,913		(155,537,000)	(88,474,997)
Ending Balance, shares at Dec. 31, 2023						10,167,000		12,167,679												16,912,843
Issuance of shares		(1,346,912)						$ 1,843						(1,627,285)						$ 278,530
Issuance of shares, shares								1,842,920												278,530
Series A Preferred cash dividend		(2,089)																					(2,089)
Net loss		(21,682,306)																					(21,682,306)
Issuance of common shares, net of offering costs, Shares								717,322
Issuance of common shares, net of offering costs		4,600,000						$ 717						4,599,283
Issuance of common shares for equity issuance placement agent fees, Shares								77,798
Issuance of common shares for equity issuance placement agent fees		443,560						$ 78						443,482
Issuance of common shares for warrants exercised, Shares								646,580
Issuance of common shares for warrants exercised		1,944,765						$ 647						1,944,118
Stock options exercised cash and cashless		$ 104,000						$ 92						103,908
Stock options exercised cash and cashless, Shares		180,689						91,862
Fair value of warrants associated with convertible notes payable		$ 6,520,056												6,520,056
Deemed dividend on warrant modifications		965,177												965,177									(965,177)
Loss for the period		(21,682,306)
Stock compensation expense		$ 1,958,663												1,958,663
Conversion Of Preferred Stock To Common Stock Shares		16,912,843						16,912,843												(16,912,843)
Conversion Of Preferred Stock To Common Stock Amount								$ 16,913												$ (16,913)
Issuance of common stock upon settlement of convertible notes, shares								9,866,756
Issuance of common stock upon settlement of convertible notes, Amount		$ 24,889,649						$ 9,867						24,879,782
Reclassification Of The Derivative Liability Associated With The Convertible Notes		2,853,000												2,853,000
Transaction Costs In Connection With The Reverse Recapitalization		(4,129,663)												(4,129,663)
Ending Balance at Dec. 31, 2024		$ 14,593,976						$ 42,324						$ 125,397,691						$ 278,530			$ (111,124,569)
Ending Balance, shares at Dec. 31, 2024								42,323,759												278,530
Beginning Balance at Jun. 30, 2024	3,757,000					$ 2,000	$ 55,000					153,358,000	$ 153,305,000					21,000	10,252,000			(159,876,000)
Beginning Balance, shares at Jun. 30, 2024						1,579,000	55,305,000
Issuance of shares on vesting of restricted stock units, shares						2,000
Conversion of Series C Preferred stock to common stock	9,973,000											9,973,000							(9,973,000)
Conversion of Series C preferred stock to common stock, shares						7,000
Stock option expense	98,000											98,000
Restricted stock unit expense	3,000											3,000
Series A Preferred cash dividend	(2,000)																					(2,000)
Series C Preferred stock dividend												13,000										(13,000)
Series C Preferred stock dividend, shares						2,000
Net loss	(2,161,000)
Loss for the period	(2,161,000)																					(2,161,000)
Ending Balance at Sep. 30, 2024	$ 1,695,000					$ 2,000						$ 163,445,000						$ 21,000	$ 279,000			$ (162,052,000)
Ending Balance, shares at Sep. 30, 2024						1,590,000